Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Recent Developments and Liquidity (Details) ¥ in Thousands						1 Months Ended	2 Months Ended	12 Months Ended
	May 10, 2021 item	Mar. 05, 2021 item	Feb. 28, 2021 item	Feb. 02, 2021 item	Jan. 13, 2021 item	Dec. 31, 2020 JPY (¥)	May 31, 2020	Dec. 31, 2020 JPY (¥)	Nov. 30, 2020 JPY (¥)	Jul. 28, 2020 JPY (¥)
Unusual or Infrequent Item, or Both
Period of time over which operations were suspended							2 months
Aggregate net proceeds | ¥						¥ 765,867
Number of salons with shortened operations	28
Number of fully closed salons	36
Loans from Japan Finance Corporation and Higashi-Nippon Bank
Unusual or Infrequent Item, or Both
Loan amount borrowed | ¥						230,000		¥ 230,000
Proceeds from government assistance COVID-19 | ¥								111,581
Loans from Higashi-Nippon Bank
Unusual or Infrequent Item, or Both
Loan amount borrowed | ¥									¥ 175,000	¥ 170,000
Loans from Shoko Chukin Bank
Unusual or Infrequent Item, or Both
Loan amount borrowed | ¥						¥ 100,000		¥ 100,000
Subsequent Event | Declaration One
Unusual or Infrequent Item, or Both
Number of prefectures					7
Subsequent Event | Declaration Two
Unusual or Infrequent Item, or Both
Number of prefectures				10
Number of salons with shortened operations				76
Subsequent Event | Declaration Three
Unusual or Infrequent Item, or Both
Number of prefectures			6
Subsequent Event | Declaration Four
Unusual or Infrequent Item, or Both
Number of prefectures		4
Minimum | Subsequent Event | Declaration Two
Unusual or Infrequent Item, or Both
Number of fully closed salons				1
Maximum | Subsequent Event | Declaration Two
Unusual or Infrequent Item, or Both
Number of fully closed salons				2